Net finance costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Finance costs	€ (811)	€ (501)	€ (672)
Bank loans and overdrafts	(44)	(34)	(32)
Interest on bonds and other loans	(666)	(402)	(533)
Interest on lease liabilities	(72)	(72)	(82)
Net gain/(loss) on transactions for which hedge accounting is not applied	(29)	7	(25)
Finance income	281	147	232
Pensions and similar obligations	44	(10)	(9)
Net finance costs before non-underlying items	(486)	(364)	(449)
Interest related to the UK tax audit of intangible income and centralised services	(7)	10	(56)
Net finance costs	(493)	(354)	(505)
Unwinding of discount	(20)	(19)
On foreign exchange derivatives
Disclosure of attribution of expenses by nature to their function [line items]
Net gain/(loss) on transactions for which hedge accounting is not applied	123	(68)	275
Exchange difference on underlying items
Disclosure of attribution of expenses by nature to their function [line items]
Net gain/(loss) on transactions for which hedge accounting is not applied	€ (152)	€ 75	€ (300)